RELATED PARTY BALANCES AND TRANSACTIONS - Schedule of related party transactions (Details) - USD ($) $ in Thousands	9 Months Ended
	Sep. 30, 2025	Sep. 30, 2024
I-Mab Biopharma (Hangzhou) Co., Ltd | Series C Investment
Related Party Transaction [Line Items]
Investment round of financing		$ 19,000
ABio-X Holdings, Inc.
Related Party Transaction [Line Items]
Consulting and rent expenses	$ 89	$ 164